UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22031

Seligman LaSalle International Real Estate Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:                          (212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	9/30/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman LaSalle International Real Estate Fund, Inc. Schedule of Investments (unaudited) September 30, 2007

	Shares or Principal Amount		Value

Common Stocks 97.6%
Australia 14.7%
Abacus Property Group (Diversified)	192,000	shs.	$327,568
GPT Group (Diversified)	1,196,151		5,433,571
Macquarie CountryWide Trust (Retail)	1,478,076		2,604,242
Tishman Speyer Office Fund (Office)	347,992		677,795
Westfield Group (Retail)	1,005,161		19,309,079

			28,352,255

Canada 3.8%
Canadian Real Estate Investment Trust (Diversified)	152,900		4,603,986
InnVest Real Estate Investment Trust (Hotels)	66,400		801,086
Morguard Real Estate Investment Trust (Retail)	61,700		850,457
RioCan Real Estate Investment Trust (Retail)	43,600		1,089,288

			7,344,817

Finland 0.5%
Technopolis (Office)	99,515		867,637

France 10.7%
Klepierre (Retail)	78,270		4,486,069
Unibail (Diversified)	37,356		9,604,120
Unibail-Rodamco (Diversified)	25,472		6,553,494

			20,643,683

Germany 2.5%
IVG Immobilien (Diversified)	128,924		4,802,504

Hong Kong 6.1%
FE Consortium International (Hotels)	2,647,925		1,185,796
Hongkong & Shanghai Hotels (Hotels)	469,784		832,958
Hysan Development (Diversified)	990,000		2,735,592
The Link Real Estate Investment Trust (Retail)	2,317,000		5,065,967
Sun Hung Kai Properties (Residential)	124,000		2,071,938

			11,892,251

Italy 2.1%
Immobiliare Grande Distribuzione (Retail)	438,132		1,717,072
Risanamento (Diversified)	320,528		2,423,690

			4,140,762

Japan 12.1%
DA Office Investment (Office)	159		1,039,263
Japan Excellent (Office)	134		1,158,204
Japan Logistics Fund (Industrial)	203		1,558,524
Kenedix Realty Investment (Diversified)	374		2,593,479
Mitsubishi Estate (Office)	92,000		2,620,092
Mitsui Fudosan (Diversified)	224,000		6,183,829
Nippon Building Fund (Office)	244		3,544,659
Nippon Commercial Investment (Office)	321		1,387,032
Nippon Residential Investment (Residential)	244		1,409,585
NTT Urban Development (Office)	896		1,845,978

			23,340,645

Luxembourg 1.2%
Gagfah (Residential)	61,178		1,204,408
ProLogis European Properties (Industrial)	70,751		1,194,687

			2,399,095

Netherlands 3.1%
Corio (Retail)	49,435		4,218,846
Eurocommercial Properties* (Retail)	31,204		1,735,318

			5,954,164

Norway 1.4%
Norwegian Property (Office)	215,606		2,596,126

Singapore 1.5%
CapitaMall Trust (Retail)	552,143		1,444,593
Guocoland (Residential)	432,648		1,483,720

			2,928,313

Sweden 2.9%
Castellum (Diversified)	198,900		2,474,777
Fabege (Diversified)	264,360		3,144,995

			5,619,772

United Kingdom 18.9%
Big Yellow Group (Industrial)	131,881		1,347,012
British Land (Diversified)	385,270		9,229,281
Brixton (Industrial)	235,810		1,745,904
Capital & Regional (Retail)	73,360		1,104,899
CLS Holdings* (Office)	86,817		905,224
Derwent London (Office)	139,495		4,777,735
Development Securities (Office)	46,878		515,809
Hammerson (Retail)	239,250		5,731,858
Land Securities Group (Diversified)	231,696		7,966,409
Quintain Estates & Development (Diversified)	65,798		995,227
Unite Group (Residential)	310,970		2,296,448

			36,615,806

United States 16.9%
American Financial Realty Trust (Office)	331,450		2,668,172
BRE Properties (Residential)	50,000		2,796,500
Camden Property Trust (Residential)	17,900		1,150,075
CBL & Associates Properties (Retail)	105,000		3,680,250
DCT Industrial Trust (Industrial)	201,542		2,110,145
Equity Residential (Residential)	70,000		2,965,200
Extra Space Storage (Diversified)	30,000		461,700
Glimcher Realty (Retail)	71,800		1,687,300
Kimco Realty (Retail)	95,000		4,294,950
Liberty Property Trust (Office)	86,100		3,462,081
Nationwide Health Properties (Diversified)	44,500		1,340,785
Newcastle Investment (Mortgage)	68,200		1,201,684
Sunstone Hotel Investors (Hotels)	100,000		2,564,000
U-Store-It Trust (Diversified)	60,000		792,000
Ventas (Diversified)	37,500		1,552,500

			32,727,342

Total Common Stocks			190,225,172

Repurchase Agreement 0.6%
Fixed Income Clearing Corporation 4.45%, dated 9/28/2007, maturing 10/1/2007, in the amount of $1,135,421, collateralized by: $1,215,000 Fannie Mae 5.55%, 7/10/2028 with a fair market value of $1,172,475	$1,135,000		1,135,000

Total Investments 99.0%			191,360,174

Other Assets Less Liabilities 1.0%			2,022,528

Net Assets 100.0%			$193,382,702

__________
*	Non-income producing security.

Notes to Schedule of Investments (unaudited)

The cost of investments for federal income tax purposes was $204,353,057. The tax basis gross appreciation and depreciation of portfolio securities were $4,558,668 and $17,498,129, respectively. Net depreciation was $12,939,461.

Security Valuation — Net asset value per share is calculated as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 PM Eastern Time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Fund may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Fund’s Board of Directors (the “Board”) approved fair value procedures under which a third-party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Fund’s investment manager believes it approximates fair value.

The books and records of the Fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 26, 2007

SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.